Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets:
Opening balances	$ 26,179	$ 44,178
Addition	2,416	10,388
Utilized during the year	(23,021)	(28,619)
Exchange realignment	(107)	232
Ending balances	5,467	26,179
Net operating losses
Opening balances	51,114	166,966
Utilized during the year	(47,378)	(116,642)
Exchange realignment	(172)	790
Ending balances	3,564	51,114
Total ending balances	9,031	77,293
Less: valuation allowance
Total deferred tax assets, net	$ 9,031	$ 77,293